UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	November 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.39%
Corporate Revenue Bonds – 5.87%
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	$5,076,733
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,129,920
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,002,550
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,886,109
		25,095,312
Education Revenue Bonds – 14.04%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University)
5.00% 3/1/28	2,000,000	2,212,700
Series A 5.00% 3/1/24	1,000,000	1,087,760
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,555,785
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,574,385
Series A 5.50% 10/15/30	1,275,000	1,326,893
Series A 5.75% 10/15/40	2,200,000	2,288,066
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,741,100
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,589,350
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,175,126
Series A 5.00% 12/15/51	770,000	774,435
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,048,270
5.00% 10/1/39	1,250,000	1,299,163
5.00% 10/1/44	1,000,000	1,035,670
Chester County Industrial Development Authority Student
Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,152,459
Series A 5.00% 8/1/45	1,250,000	1,282,800
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,089,240

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	$905,923
5.00% 7/1/45	2,500,000	2,578,175
5.00% 7/1/46	1,425,000	1,470,372
5.00% 7/1/47	1,000,000	1,032,170
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,435,943
5.75% 4/1/40	2,000,000	2,149,340
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,091,630
(University Properties Student Housing - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	503,895
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,771,350
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	735,000	758,461
Series A 5.75% 6/15/42	2,500,000	2,547,100
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,541,760
Series A 5.625% 6/15/42	3,000,000	3,059,550
(New Foundations Charter School Project)
6.625% 12/15/41	1,000,000	1,079,510
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,633,513
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,091,971
Series A-1 7.00% 6/15/43	1,535,000	1,647,132
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,269,129
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,248,460
		60,048,586
Healthcare Revenue Bonds – 29.91%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,287,549

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County Hospital Development Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	$4,069,271
Berks County Industrial Development Authority Revenue
(The Highlands At Wyomissing)
5.00% 5/15/38	415,000	436,887
5.00% 5/15/43	500,000	522,760
5.00% 5/15/48	1,000,000	1,038,350
Series A 5.00% 5/15/37	1,365,000	1,432,049
Series A 5.00% 5/15/42	500,000	519,890
Series A 5.00% 5/15/47	600,000	621,726
Series C 5.00% 5/15/42	1,000,000	1,054,190
Series C 5.00% 5/15/47	1,000,000	1,050,570
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,400,250
5.00% 11/1/50	2,000,000	2,143,120
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded
Series A-3 5.50% 11/1/31	5,005,000	5,156,051
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,740,651
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41	1,000,000	1,070,390
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,355,396
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	776,356
Series A 5.25% 12/1/45	1,360,000	1,377,449
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,098,060
Unrefunded 6.375% 1/1/39	495,000	496,688
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	808,173
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	1,879,760
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,196,829

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Franklin County Industrial Development Authority Revenue
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	$1,893,749
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,472,450
Series A-1 5.125% 6/1/41	4,000,000	4,245,080
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,735,045
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	261,575
5.25% 7/1/41	1,000,000	1,036,980
5.50% 7/1/45	1,000,000	1,052,850
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,041,460
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,096,270
5.00% 11/1/36	510,000	557,078
5.00% 11/1/37	250,000	272,485
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,458,174
5.00% 4/1/33	1,830,000	1,849,398
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,002,380
5.25% 7/1/42	1,500,000	1,503,330
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,871,236
5.00% 7/1/41	1,000,000	1,082,220
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,141,380
Montgomery County Higher Education & Health Authority
Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,440,800
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,324,537
5.00% 11/15/28	1,600,000	1,690,048
5.00% 11/15/29	680,000	716,230

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	$2,657,650
(Whitemarsh Continuing Care Retirement Community
Project) 5.375% 1/1/50	4,000,000	3,925,760
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,194,560
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,434,902
5.00% 7/1/32	1,275,000	1,290,338
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	2,450,000	2,351,902
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,354,511
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	7,631,610
Series A 5.25% 9/1/50	2,500,000	2,753,075
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,194,000
Series A 4.00% 8/15/42	4,000,000	4,027,400
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,669,200
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,695,850
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,501,625
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,000,000	4,276,480
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,630,000	4,715,099
		127,951,132

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond – 0.50%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,140,000	$2,141,477
		2,141,477
Lease Revenue Bonds – 3.73%
Allegheny County Industrial Development Authority
Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,336,869
5.125% 9/1/31	435,000	435,283
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,129,200
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,356,125
5.00% 4/1/38	1,000,000	1,081,940
5.00% 4/1/39	1,500,000	1,619,580
		15,958,997
Local General Obligation Bonds – 4.39%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,094,010
Series C-70 5.00% 12/1/33	2,205,000	2,395,688
City of Philadelphia
5.00% 8/1/41	1,260,000	1,361,909
Series A 5.00% 8/1/37	1,750,000	1,909,023
Series A 5.25% 7/15/29	2,500,000	2,772,275
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,271,800
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,176,340
Series F 5.00% 9/1/37	1,500,000	1,629,090
Series F 5.00% 9/1/38	2,000,000	2,166,520
		18,776,655
Pre-Refunded/Escrowed to Maturity Bonds – 22.66%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	846,060
7.00% 11/1/40-21§	1,000,000	1,133,880
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B
7.25% 7/1/39-19§	8,000,000	8,247,200

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Chester County
5.00% 11/15/32-21§	5,725,000	$6,210,709
5.00% 11/15/33-21§	2,625,000	2,847,705
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
6.375% 1/1/39-19§	2,000,000	2,006,820
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,290,824
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,238,480
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	90,000	93,287
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,796,545
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,248,072
Series A 5.00% 1/1/41-22§	1,500,000	1,627,920
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31-22§	4,000,000	4,382,920
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	728,574
Montgomery County Industrial Development Authority
Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,049,984
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	3,355,000	3,474,371
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,627,874
(Edinboro University Foundation Student Housing
Project) 6.00% 7/1/43-20§	1,000,000	1,058,170
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,906,588
Series A 5.00% 7/1/41-22§	1,500,000	1,643,610

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	$2,241,900
(Shippensburg University - Student Housing Project)
5.00% 10/1/44-22§	1,500,000	1,654,380
6.25% 10/1/43-21§	2,000,000	2,222,360
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	4,980,398
Pennsylvania Higher Educational Facilities Authority
Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,052,480
Series A 5.00% 9/1/29-21§	1,000,000	1,066,320
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,223,401
Series A 5.25% 8/15/26-21§	3,910,000	4,236,563
Series A 5.75% 8/15/23-21§	2,500,000	2,741,425
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,400,200
Series E 5.00% 12/1/30-21§	2,000,000	2,160,080
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,711,205
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	3,915,000	4,009,626
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,061,160
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,685,010
		96,906,101
Resource Recovery Revenue Bonds – 0.64%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,165,279
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18-/1 (AMBAC) (AMT)	560,000	560,000
		2,725,279
Special Tax Revenue Bonds – 3.78%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,562,000
(City Center Project) 144A 5.00% 5/1/42 #	2,500,000	2,608,575
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,599,025

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	$557,900
144A 5.125% 3/1/48 #	1,000,000	997,660
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,232,560
Sports & Exhibition Authority of Pittsburgh & Allegheny
County
(Hotel Room Excise Tax) 5.00% 2/1/35 (AGM)	3,000,000	3,113,550
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,503,195
		16,174,465
Transportation Revenue Bonds – 8.47%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,563,050
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,719,030
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,280,950
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,814,231
Series A 5.00% 12/1/23	2,450,000	2,746,744
Series C 5.00% 12/1/44	5,000,000	5,335,350
Philadelphia Airport Revenue
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,243,420
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,599,048
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	857,208
5.00% 1/1/38 (AMT)	1,000,000	1,066,820
		36,225,851
Water & Sewer Revenue Bonds – 3.40%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,660,965
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,172,070
Series A 5.00% 12/1/37 (AGM)	780,000	869,045
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,110,670

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Schedule of investments
Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	$4,904,055
Series A 5.00% 7/1/45	2,500,000	2,704,150
Series A 5.25% 10/1/52	1,000,000	1,114,150
		14,535,105
Total Municipal Bonds (cost $403,781,448)		416,538,960

Short-Term Investments – 0.28%
Variable Rate Demand Notes – 0.28%¤
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue
(Children’s Hospital of Philadelphia Project)
Series A 1.72% 7/1/22 (SPA - Wells Fargo Bank N.A.)	200,000	200,000
Series B 1.72% 7/1/25 (SPA - Wells Fargo Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $1,200,000)		1,200,000

Total Value of Securities – 97.67%
(cost $404,981,448)		417,738,960
Receivables and Other Assets Net of Liabilities – 2.33%		9,985,082
Net Assets Applicable to 54,766,906 Shares Outstanding – 100.00%		$427,724,042

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2018, the aggregate value of Rule 144A securities was $11,748,575, which represents 2.75% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

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Notes
Delaware Tax-Free Pennsylvania Fund	November 30, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® State Tax-Free Income Trust (Trust) - Delaware Tax-Free Pennsylvania Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$416,538,960
Short-Term Investments	1,200,000
Total Value of Securities	$417,738,960

During the period ended Nov. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

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4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: